Earnings per Share	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Earnings per Share

18. Earnings per Share

Basic earnings per common share is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period, excluding outstanding non-vested restricted stock awards. Diluted earnings per common share is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding determined for the basic earnings per share calculation plus the dilutive effect of stock compensation using the treasury stock method.

The following information was used in the computation of basic earnings per share (EPS) for the three and six months ended March 31, 2015 and 2014 (in thousands except share data).

	Three Months Ended March 31,		Six Months Ended March 31,
	2015	2014	2015	2014
Net income	$19,724	$25,971	$46,421	$54,575
Weighted average common shares outstanding	57,898,335	57,886,114	57,897,059	57,886,114
Dilutive effect of stock based compensation	18,467	—	9,234	—

Weighted average common shares outstanding for diluted earnings per share calculation	57,916,802	57,886,114	57,906,293	57,886,114

Basic earnings per share	$0.34	$0.45	$0.80	$0.94

Diluted earnings per share	$0.34	$0.45	$0.80	$0.94

The Company had 216,448 and 0 shares of unvested performance stock as of March 31, 2015 and 2014, respectively, that were not included in the computation of diluted earnings per common share because performance conditions for vesting had not been met. The Company had 1,665 and 0 shares of anti-dilutive stock awards outstanding as of March 31, 2015 and 2014, respectively.

23. Earnings per Share

Basic earnings per share computations for the years ended September 30, 2014 and 2013 were determined by dividing net income by the weighted-average number of common shares outstanding during the years then ended. The Company had no potentially dilutive securities outstanding during the periods presented.

The following information was used in the computation of basic earnings per share (EPS) for the years ended September 30, 2014 and 2013 (in thousands except share data).

	2014	2013	2012
Basic earnings per share computation:
Net income	$104,952	$96,243	$72,995
Weighted average common shares outstanding	57,886,114	57,886,114	57,886,114

Basic EPS	$1.81	$1.66	$1.26